Pension And Postretirement Benefits (Schedule Of Fair Value Of Pension And Postretirement Assets And Liabilities By Level) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 54,606	$ 53,530	$ 51,681
Pension Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	42,793	43,195
Pension Benefits | Non-interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	173	85
Pension Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	7	529
Pension Benefits | Foreign currency contracts
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	3	5
Pension Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	9,795	8,072
Pension Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	4,844	3,946
Pension Benefits | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	5,771	8,806
Pension Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	11,095	10,473
Pension Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	6,039	6,172
Pension Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	443	524
Pension Benefits | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	2,544	2,817
Pension Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	2,056	1,761
Pension Benefits | Receivable for variation margin
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	23	5
Pension Benefits | Investments sold short and other liabilities at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(459)	(515)
Pension Benefits | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 5,154	$ 4,544
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible List]	Assets held at net asset value practical expedient	Assets held at net asset value practical expedient
Pension Benefits | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 1,694	$ 2,062
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible List]	Assets held at net asset value practical expedient	Assets held at net asset value practical expedient
Pension Benefits | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 7,706	$ 5,710
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible List]	Assets held at net asset value practical expedient	Assets held at net asset value practical expedient
Pension Benefits | Other assets (liabilities)
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ (2,282)	$ (1,466)
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	3,843	4,145	4,277
Postretirement Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	2,020	2,301
Postretirement Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	799	549
Postretirement Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	363	438
Postretirement Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	282	265
Postretirement Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	315	530
Postretirement Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	139	189
Postretirement Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	94	294
Postretirement Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	28	36
Postretirement Benefits | Securities lending payable and other liabilities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(30)	(36)
Postretirement Benefits | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 24	$ 66
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible List]	Assets held at net asset value practical expedient	Assets held at net asset value practical expedient
Postretirement Benefits | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 22	$ 27
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible List]	Assets held at net asset value practical expedient	Assets held at net asset value practical expedient
Postretirement Benefits | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 1,843	$ 1,797
Defined Benefit Plan, Plan Assets, Fair Value by Hierarchy and NAV [Extensible List]	Assets held at net asset value practical expedient	Assets held at net asset value practical expedient
Postretirement Benefits | Other assets (liabilities)
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ (36)	$ (10)
Level 1, 2, and 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	42,334	42,680
Level 1, 2, and 3 | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	1,990	2,265
Level 1 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	14,979	12,255
Level 1 | Pension Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	15,429	12,768
Level 1 | Pension Benefits | Non-interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	173	85
Level 1 | Pension Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	7	529
Level 1 | Pension Benefits | Foreign currency contracts
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Pension Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	9,784	8,068
Level 1 | Pension Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	4,821	3,929
Level 1 | Pension Benefits | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Pension Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Pension Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	49
Level 1 | Pension Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Pension Benefits | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Pension Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	621	103
Level 1 | Pension Benefits | Receivable for variation margin
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	23	5
Level 1 | Pension Benefits | Investments sold short and other liabilities at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(450)	(513)
Level 1 | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	1,152	964
Level 1 | Postretirement Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	1,153	964
Level 1 | Postretirement Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	497	248
Level 1 | Postretirement Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	363	438
Level 1 | Postretirement Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	282	265
Level 1 | Postretirement Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	5	7
Level 1 | Postretirement Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	6	6
Level 1 | Postretirement Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Postretirement Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 1 | Postretirement Benefits | Securities lending payable and other liabilities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(1)	0
Level 2 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	18,965	18,786
Level 2 | Pension Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	18,973	18,788
Level 2 | Pension Benefits | Non-interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Pension Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Pension Benefits | Foreign currency contracts
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	3	5
Level 2 | Pension Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Pension Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	11	11
Level 2 | Pension Benefits | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Pension Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	11,043	10,469
Level 2 | Pension Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	6,039	6,123
Level 2 | Pension Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	442	522
Level 2 | Pension Benefits | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Pension Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	1,435	1,658
Level 2 | Pension Benefits | Receivable for variation margin
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Pension Benefits | Investments sold short and other liabilities at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(8)	(2)
Level 2 | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	834	1,269
Level 2 | Postretirement Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	863	1,305
Level 2 | Postretirement Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	302	301
Level 2 | Postretirement Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Postretirement Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 2 | Postretirement Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	307	492
Level 2 | Postretirement Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	132	182
Level 2 | Postretirement Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	94	294
Level 2 | Postretirement Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	28	36
Level 2 | Postretirement Benefits | Securities lending payable and other liabilities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(29)	(36)
Level 3 | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	8,390	11,639	11,333
Level 3 | Pension Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	8,391	11,639
Level 3 | Pension Benefits | Non-interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Pension Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Pension Benefits | Foreign currency contracts
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	5,793	8,816	8,750
Level 3 | Pension Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	11	4
Level 3 | Pension Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	12	6
Level 3 | Pension Benefits | Preferred interest
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	5,771	8,806
Level 3 | Pension Benefits | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	53	6	4
Level 3 | Pension Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	52	4
Level 3 | Pension Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Pension Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	1	2
Level 3 | Pension Benefits | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	2,544	2,817	2,579
Level 3 | Pension Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Pension Benefits | Receivable for variation margin
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Pension Benefits | Investments sold short and other liabilities at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	(1)	0
Level 3 | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	4	32	13
Level 3 | Postretirement Benefits | Assets at fair value
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	4	32
Level 3 | Postretirement Benefits | Interest bearing cash
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Postretirement Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0	1
Level 3 | Postretirement Benefits | Equity securities: Domestic equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Postretirement Benefits | Equity securities: International equities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Postretirement Benefits | Fixed Income Funds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	4	32	12
Level 3 | Postretirement Benefits | Fixed income securities: Corporate bonds and other investments
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	3	31
Level 3 | Postretirement Benefits | Fixed income securities: Government and municipal bonds
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	1	1
Level 3 | Postretirement Benefits | Fixed income securities: Mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Postretirement Benefits | Real estate and real assets
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0	$ 0
Level 3 | Postretirement Benefits | Securities lending collateral
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Level 3 | Postretirement Benefits | Securities lending payable and other liabilities
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	0	0
Assets held at net asset value practical expedient | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	14,554	12,316
Assets held at net asset value practical expedient | Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Total Plan Net Assets	$ 1,889	$ 1,890